GOODWILL (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill
The following table presents the balance and nature of the changes in goodwill:

	Cost		Accumulated Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2023	2022	2023	2022	2023	2022
Balance, beginning of year	$29,767	$21,216	$(1,105)	$(989)	$28,662	$20,227
Acquisitions through business combinations	7,211	9,581	—	—	7,211	9,581
Impairment losses	—	—	(659)	(121)	(659)	(121)
Foreign currency translation and other[1]	(220)	(1,030)	(83)	5	(303)	(1,025)
Balance, end of year	$36,758	$29,767	$(1,847)	$(1,105)	$34,911	$28,662

Disclosure of detailed information about goodwill
Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2023	2022
Private Equity	(a)	$14,396	$15,005
Infrastructure	(b)	14,487	8,789
Renewable Power and Transition	(c)	3,335	1,500
Real Estate (LP Investments) and Other[1]	(d)	2,674	3,348
Real Estate (Core and Transitional & Development)[1]		19	20
Total		$34,911	$28,662
1.Real Estate core and transitional and development investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.